Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

(12) Share-Based Compensation

Holdings established the 2007 Securities Purchase Plan (the “Holdings Equity Plan”) pursuant to which members of management (“Management Investors”), members of the Board of Directors (“Board Members”) and certain consultants may be provided the opportunity to purchase or receive grants of equity units of Holdings. To date, the equity units issued by Holdings have consisted of vested Class A Preferred Units (“Preferred Units”), vested Class A Common Units (“Common Units”), Class A Common Units subject to vesting (“Founders Units”) and unvested Class B Common Units (“Incentive Units”). The proceeds of these issuances, if any, have ultimately been contributed to the Company as additional capital contributions.

The Preferred Units, which are fully vested upon issuance, are non-voting units that accrue a yield at a rate of 8% per annum on a daily basis, compounded quarterly, on the amount of unreturned capital with respect to such Preferred Units. As of December 31, 2012, the aggregate accrued yield on the outstanding Preferred Units was $765.1 million, which is recorded at Holdings.

The Common Units, which are fully vested upon issuance, each are entitled to one vote for all matters to be voted on by holders of equity units. The Common Units are subordinate to the Preferred Units, including with respect to the unreturned capital and unpaid yield on the Preferred Units. Holders of Common Units will be entitled to participate in distributions, if and when approved by Holdings’ Board of Managers, ratably on a per-unit basis.

The terms of the Founders Units are the same as the Common Units except that they are subject to vesting pro rata on a daily basis during the four-year service period following issuance, subject to accelerated vesting upon the occurrence of certain events. Founders Units are owned upon issuance. The vesting feature of the Founders Units impacts only the purchase price applicable to the repurchase and put options described below. The Founders Units are only available to Management Investors.

The Incentive Units represent a right to a fractional portion of the profits and distributions of Holdings in excess of a “participation threshold” that is set at the value of a common unit of Holdings on the date of grant calculated in accordance with the provisions of the Holdings’ Securityholders Agreement, subject to certain adjustments. The Incentive Units are only available to Management Investors.

As a holding company that operates through its subsidiaries, Holdings would be dependent on dividends, payments or other distributions from its subsidiaries to make any dividend payments to holders of the Preferred Units, Common Units, Founders Units or Incentive Units. Holdings has not in the past paid any dividends on any of the units and it currently does not expect to pay any dividends on the units in the foreseeable future, except for tax distributions to the extent required by Holdings’ limited liability company operating agreement.

(a) Holdings Equity Plan Activity — Management Investors

Purchases of Equity Units

During the years ended December 31, 2012, 2011 and 2010, Management Investors purchased equity units of Holdings in the aggregate of $0.4 million, $2.8 million and $1.7 million, respectively. These investments were allocated to Preferred Units, Common Units and Founders Units in accordance with the related Management Unit Purchase Agreements (“Management Agreements”). The ratio of Preferred Units to Common Units acquired by the Management Investors was the same as the ratio of Preferred Units to Common Units acquired by Madison Dearborn and other institutional co-investors in connection with the Merger and related transactions.

The equity units purchased by the Management Investors had a fair value, for accounting purposes, in excess of the original cost paid to purchase such units. Such fair value was attributed to the Founders Units. As Founders Units contain a vesting requirement predicated upon an employee’s future service with the Company, their fair value is recognized as compensation expense over the applicable four-year vesting period. The estimated fair value of equity units purchased by Management Investors during the years ended December 31, 2012, 2011 and 2010, was $0.3 million, $1.9 million and $1.1 million, respectively. During the years ended December 31, 2012, 2011 and 2010, we recognized non-cash compensation expense relating to the Founders Units of $0.9 million, $2.3 million, and $3.4 million, respectively, which is included in SG&A expense. As of December 31, 2012, there was $1.7 million of unamortized compensation related to unvested Founders Units, which is being amortized to compensation expense over their four-year vesting period (a weighted average remaining period of 1.4 years as of December 31, 2012).

Grants of Incentive Units

On March 30, 2012, Holdings entered into agreements to grant performance-based Incentive Units (the “Series 1 Class B Common Units”) to certain of the Management Investors. The number of Series 1 Class B Common Units that vest will depend on the achievement by the Company of a specified Adjusted EBITDA Amount (as defined in the Holdings Equity Plan) in any year over a three-year period. The Holdings Equity Plan provides for 60% vesting upon achievement of $500 million of Adjusted EBITDA and 100% vesting upon achievement of $558 million of Adjusted EBITDA, with straight-line vesting between these measuring points, subject to the Management Investor’s continued employment by Holdings, the Company or any of their respective subsidiaries. The Series 1 Class B Common Units will automatically vest upon a sale of the Company, as defined in the underlying grant agreement. If the Management Investor ceases to be employed by Holdings, the Company or any of their respective subsidiaries for any reason, all unvested Series 1 Class B Common Units will be automatically forfeited and all vested Series 1 Class B Common Units are subject to repurchase at the option of Holdings and its coinvestors. The repurchase price per vested incentive unit will be the fair market value (as defined in the underlying grant agreements) of such unit as of the date of the sending of written notice of the repurchase to the Management Investor; provided that if the Management Investor’s employment is terminated for cause, then each vested incentive unit will be automatically forfeited. The grant date fair value of the Series 1 Class B Common Units was estimated using an option valuation model and assumed the performance target would be achieved. The inputs for expected term, volatility and risk-free rate used in estimating the fair value of the Series 1 Class B Common Units were three years, 43% and 0.51%, respectively, and the model also incorporated an assumption of a 28% discount for lack of marketability. The aggregate grant date fair value of the Series 1 Class B Common Units was estimated to be $0.2 million for which the portion that is probable of achievement is expected to be recognized over a period of three years.

On December 31, 2012, Holdings entered into agreements to grant time-based Incentive Units (the “Series 2 Class B Common Units”) to certain of the Company’s Management Investors. The Series 2 Class B Common Units will vest on a daily, straight-line basis through the fourth anniversary of the grant date subject to the Management Investor’s continued employment by Holdings, the Company or any of their respective subsidiaries; provided that (i) if a sale of the Company (as defined in the underlying grant agreement) occurs, all of the Series 2 Class B Common Units will immediately vest, (ii) if the Company completes an initial public offering or a public offering of a subsidiary (“IPO”), the Series 2 Class B Common Units that were scheduled to vest during the one-year period following the date of the IPO will instead vest as of such time and the remaining unvested portion will continue to vest on a daily basis through the third anniversary of issuance, and (iii) upon the termination of a Management Investor’s employment with Holdings, the Company or any of their respective subsidiaries, by reason of the Management Investor’s death or disability, the Series 2 Class B Common Units that were scheduled to vest during the one-year period following the date of such termination will instead vest as of the date of termination. The grant date fair value of the Series 2 Class B Units was estimated using an option valuation model. The inputs for expected term, volatility and risk-free rate used in estimating the fair value of the Series 2 Class B Common Units were three years, 24% and 0.36%, respectively, and the model also incorporated an assumption of a 17.5% discount for lack of marketability. The aggregate grant date fair value of the Series 2 Class B Common Units was estimated to be $0.0 million. The grant date fair value of the Series 2 Class B Common Units is expected to be recognized as compensation expense over the applicable four-year vesting period.

The Company did not recognize any stock-based compensation in 2012 associated with the Incentive Units.

(b) Holdings Equity Plan Activity — Board Members

During the fourth quarter of 2012, certain Board Members purchased 40,000 Common Units. We recognized an immaterial charge for stock compensation expense relating to the equity units acquired by the Board Members. The non-cash compensation expense, which is equal to the fair value of the Common Units sold to Board Members in excess of their original cost, was immediately recognized due to the lack of a service or vesting condition.

(c) Classification

The Management Agreements governing the purchases of equity units include certain repurchase and put options that are triggered if a Management Investor’s employment is terminated. Upon the termination of a Management Investor’s employment, Holdings and its affiliates would first have an option to repurchase the Management Investor’s equity units. If Holdings or its affiliates do not exercise the option, then the Management Investor has the right to put the equity units to Holdings. Under the put option, the payment to the Management Investor would be effected with cash for the Preferred Units and via the issuance of a subordinated promissory note for the Common Units and Founders Units.

Under the repurchase option or put option, the Preferred Units, the Common Units and the vested Founders Units can be repurchased by or sold to Holdings at fair market value and unvested Founders Units can be repurchased by or sold to Holdings at the lower of original cost or fair market value. Upon a termination for “cause” (as defined in the Management Agreements), Common Units and vested and unvested Founders Units can be repurchased by or sold to Holdings at the lower of original cost or fair market value. The fair market value of the equity units is calculated in accordance with the relevant transaction documents. The fair market value of the Preferred Units has been based on unreturned capital plus accrued and unpaid yield thereon (the “Preferred Unit Liquidation Preference”). The calculation of the fair market value of the Common Units (the “Common Unit Calculated Value”) takes into account the enterprise value of Holdings, the Preferred Unit Liquidation Preference, and the number of outstanding Common Units and Founders Units. The funding to effect repurchases of units from terminated employees with cash is dependent on dividends, payments or other distributions from the Company, through its subsidiaries. During the years ended December 31, 2012, 2011 and 2010, the Company, through its subsidiaries, provided the funding to effect various repurchases of units from terminated employees in accordance with the applicable Management Agreements, and the Company expects to continue to provide the funding to effect future repurchases of units.

The equity units purchased by Management Investors are subject to a repurchase obligation as a result of a put option that is outside of our control. We therefore classify these equity units outside of permanent equity on our consolidated balance sheet with a carrying value that reflects the aggregate amount that would be paid to Management Investors for the equity units pursuant to the put option as of the balance sheet date. On a quarterly basis, we adjust the reported carrying value of redeemable equity units based on the Preferred Unit Liquidation Preference and Common Unit Calculated Value as of that date, which will typically result in a corresponding adjustment to additional paid-in-capital. The Incentive Units are not subject to a repurchase obligation that is outside of our control and, accordingly, are classified within permanent equity.

The following table presents changes in the carrying value of redeemable equity units (in millions):

Balance at December 31, 2011	$53.9	$50.0
Reclassifications from permanent equity, net	4.1	6.8
Reclassifications to accrued expenses upon notification of redemption	(16.6)	(2.9)

Balance at December 31, 2012	$41.4	$53.9

As of December 31, 2012 and 2011, $2.2 million and $1.7 million, respectively was included within accrued expenses in the accompanying balance sheet relating to the committed repurchase of units by Holdings.